Shareholder Fees	May 01, 2026 USD ($)
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Bond Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Balanced Allocation Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage International Equity Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP AB Small Cap Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP AB Mid Cap Core Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP S&P 500® Index Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP High Income Bond Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Large Cap Value Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Nasdaq-100® Index Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Large Cap Core Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP S&P MidCap 400® Index Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Constellation Dynamic Risk Balanced Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Intech U.S. Low Volatility Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP Core Plus Bond Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other
AVIP AB Relative Value Portfolio | Class I
Prospectus [Line Items]
Shareholder Fee, Other
AVIP AB Relative Value Portfolio | Class II
Prospectus [Line Items]
Shareholder Fee, Other